Annual Total Returns- Vanguard Total International Stock Index Fund (Retail) [BarChart] - Retail - Vanguard Total International Stock Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.52%)	18.21%	15.14%	(4.17%)	(4.26%)	4.67%	27.55%	(14.43%)	21.51%	11.28%